SIGNIFICANT ACCOUNTING POLICIES (Redeemable Non-Controlling Interest) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning of the year		$ 2,200	$ 7,789	$ 7,903
Net loss attributable to non-controlling interest		(292)	(144)	(584)
Adjustment to Put option value	[1]	101	(3,782)	532
Payment For Put Option	[1]	(1,920)	(1,556)	0
Foreign currency translation adjustments		(89)	(107)	(62)
Redeemable non-controlling interest - end of the year		$ 0	$ 2,200	$ 7,789

[1]	See also Note 1b.